FS Credit Income Fund

Unaudited Consolidated Schedule of Investments
As of March 31, 2026

 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—82.0%

1440 Foods Topco, Inc., S+500, 10/31/31	(d)	Food, Beverage & Tobacco	$6,916	$6,664	$5,740
Accupac, LLC, S+300, 6.0% PIK (6.0% Max PIK), 2.0% Floor, 12/31/29	(d)(e)(h)(i)	Pharmaceuticals, Biotechnology & Life Sciences	6,818	6,709	5,616
Accupac, LLC, S+300, 6.0% PIK (6.0% Max PIK), 2.0% Floor, 12/31/29	(d)(e)(f)(h)(i)	Pharmaceuticals, Biotechnology & Life Sciences	300	300	247
ACM US Finco LP, S+800 PIK (S+800 Max PIK), 3.0% Floor, 1/30/29	(d)(e)	Consumer Discretionary Distribution & Retail	9,934	9,841	9,834
ADAN-B, LLC, S+575, 1.5% Floor, 12/31/30	(d)(e)	Consumer Services	16,346	16,212	16,224
ADAN-B, LLC, S+575, 1.5% Floor, 12/31/30	(d)(e)(f)	Consumer Services	1,575	1,575	1,563
Aircraft Performance Group, Inc., S+575, 3.0% Floor, 12/27/29	(d)(e)	Software & Services	6,913	6,816	6,964
APTIM Corp., S+750, 5/23/29	(d)	Commercial & Professional Services	7,000	7,054	7,026
Array Midco, Corp., S+650, 3.0% Floor, 12/31/29	(d)(e)	Commercial & Professional Services	6,924	6,827	6,769
Beacon Oral Specialists Management, LLC, S+550, 1.0% Floor, 12/14/26	(d)(e)	Health Care Equipment & Services	1,626	1,609	1,622
Beacon Oral Specialists Management, LLC, S+550, 1.0% Floor, 12/14/26	(d)(e)(f)	Health Care Equipment & Services	6,217	6,217	6,202
Brock Holdings III, LLC, S+600, 0.5% Floor, 5/2/30	(d)(g)	Capital Goods	8,980	8,984	8,970
By Light Professional IT Services, LLC, S+550, 1.0% Floor, 7/15/31	(d)(e)	Software & Services	7,778	7,825	7,622
By Light Professional IT Services, LLC, S+550, 1.0% Floor, 7/15/31	(d)(e)(f)	Software & Services	563	563	552
CCS Acquisition, LLC, S+550, 1.0% Floor, 12/30/30	(d)(e)	Health Care Equipment & Services	5,445	5,359	5,499
CCS Acquisition, LLC, S+550, 1.0% Floor, 12/30/30	(d)(e)(f)	Health Care Equipment & Services	1,500	1,500	1,515
CF Exedra Bidco Ltd., SA+550, 2/19/31	(d)(e)	Consumer Services	£6,200	7,944	8,206
Circustrix Holdings, LLC, S+675, 1.0% Floor, 7/18/28	(d)(e)	Consumer Services	$6,948	6,845	6,913
COP Tire & Auto Services Acquisitions, Inc., S+475, 0.8% Floor, 3/4/32	(d)(e)	Consumer Services	8,651	8,505	8,564
COP Tire & Auto Services Acquisitions, Inc., S+475, 0.8% Floor, 3/4/32	(d)(e)(f)	Consumer Services	8,150	8,150	8,099
Delivery Hero Finco, LLC, S+500, 0.5% Floor, 12/12/29	(d)	Consumer Services	4,914	4,899	4,839
Digicel International Finance Ltd., S+525, 8/6/32	(d)	Telecommunication Services	5,878	5,857	5,885
Exemplis LLC, S+525, 0.8% Floor, 12/22/32	(d)(e)	Commercial & Professional Services	16,069	16,197	15,848
Exemplis LLC, S+525, 0.8% Floor, 12/22/32	(d)(e)(f)	Commercial & Professional Services	3,810	3,810	3,762
EXT Acquisitions, Inc., S+525, 1.0% Floor, 12/19/31	(d)(e)	Materials	12,305	12,169	12,197
EXT Acquisitions, Inc., S+525, 1.0% Floor, 12/19/31	(d)(e)(f)	Materials	2,666	2,666	2,643
EyeCare Partners, LLC, S+575, 8/31/28	(d)	Health Care Equipment & Services	10,333	10,346	10,244
Firmus Metal Singapore Pte. Ltd., S+1100, 3.0% Floor, 6/12/28	(d)(e)	Software & Services	7,417	7,417	7,612
Firmus Metal Singapore Pte. Ltd., S+1100, 3.0% Floor, 6/12/28	(d)(e)(f)	Software & Services	1,139	1,139	1,168
Frozen Garlic Bread Holdings, Inc., S+475, 0.8% Floor, 2/6/32	(d)(e)	Food, Beverage & Tobacco	11,359	11,452	11,260
Frozen Garlic Bread Holdings, Inc., S+475, 0.8% Floor, 2/6/32	(d)(e)(f)	Food, Beverage & Tobacco	3,640	3,640	3,609
Future Pak, LLC, S+625, 2.0% Floor, 3/21/30	(d)(e)	Materials	7,480	7,355	7,340
Gibson Brands, Inc., S+500, 0.8% Floor, 8/11/28	(d)	Consumer Durables & Apparel	7,667	7,361	7,101
Harrel-Fish, LLC, S+550, 1.0% Floor, 12/3/31	(d)(e)	Capital Goods	14,591	14,335	14,591
Harrel-Fish, LLC, S+550, 1.0% Floor, 12/3/31	(d)(e)(f)	Capital Goods	5,410	5,410	5,410
HMP Omnimedia, LLC, S+525, 1.0% Floor, 7/30/32	(d)(e)	Media & Entertainment	7,214	7,260	7,042

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

 Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
HMP Omnimedia, LLC, S+525, 1.0% Floor, 7/30/32	(d)(e)(f)	Media & Entertainment	$1,875	$1,875	$1,831
HMP Omnimedia, LLC, S+525, 1.0% Floor, 7/31/30	(d)(e)(f)	Media & Entertainment	1,875	1,875	1,840
IXS Holdings, Inc., S+550, 1.0% Floor, 9/5/29	(d)	Automobiles & Components	5,694	5,567	5,695
Jonathan Acquisition Co., S+450, 1.0% Floor, 11/12/29	(d)(e)(n)	Capital Goods	17,992	17,718	17,745
Jonathan Acquisition Co., S+450, 1.0% Floor, 5/11/29	(d)(e)(f)	Capital Goods	1,964	1,964	1,939
Lance East Holdings Pty Ltd., S+750, 3.0% Floor, 8/20/28	(d)(e)	Consumer Services	1,198	1,148	1,528
LaserShip, Inc., S+625, 0.8% Floor, 1/2/29	(d)(n)	Transportation	8,754	9,042	8,870
Lawn & Garden, LLC, S+750, 3.0% Floor, 10/21/29	(d)(e)	Consumer Durables & Apparel	21,111	20,728	20,741
Level 3 Financing, Inc., S+325, 3/29/32	(d)	Telecommunication Services	5,000	5,000	5,007
LHS Borrower, LLC, S+525, 0.8% Floor, 9/4/31	(d)(e)	Capital Goods	8,504	8,379	8,376
LHS Borrower, LLC, S+525, 0.8% Floor, 9/4/31	(d)(e)(f)	Capital Goods	474	474	467
LSCS Holdings, Inc., S+450, 3/4/32	(d)	Health Care Equipment & Services	3,203	3,187	3,022
LTC Consulting Services, LLC, S+450, 1.0% Floor, 5/1/31	(d)(e)	Health Care Equipment & Services	6,526	6,457	6,461
LTC Consulting Services, LLC, S+450, 1.0% Floor, 5/1/31	(d)(e)(f)	Health Care Equipment & Services	424	424	420
M2S Group Intermediate Holdings, Inc., S+475, 0.5% Floor, 8/25/31	(d)	Materials	4,563	4,470	4,468
Management Health Systems, LLC, S+625, 1.0% Floor, 12/31/27	(d)(e)	Health Care Equipment & Services	6,948	6,878	6,869
Mannington Mills, Inc., S+475, 3/25/32	(d)	Capital Goods	6,479	6,414	6,382
MASSiv Brands, LLC, 10.0%, 5.0% PIK (5.0% Max PIK), 7/2/30	(d)(e)	Consumer Durables & Apparel	9,516	9,352	9,242
Maverick Power, LLC, S+500, 1.0% Floor, 5/4/31	(d)(e)	Capital Goods	19,950	19,663	19,676
Monitronics International, LLC, S+750, 3.0% Floor, 6/30/28	(d)	Commercial & Professional Services	1,433	1,438	1,432
Mood Media Borrower, LLC, S+675, 2.0% Floor, 5/30/30	(d)(e)	Media & Entertainment	8,462	8,382	8,388
Mood Media Borrower, LLC, S+675, 2.0% Floor, 5/30/30	(d)(e)(f)	Media & Entertainment	475	475	471
National Mentor Holdings, Inc., S+600, 12/12/30	(d)(g)	Health Care Equipment & Services	6,750	6,769	6,729
New WPCC Parent, LLC, S+950, 0.0% PIK (11.5% Max PIK), 2.0% Floor, 5/9/30	(d)(e)(q)	Health Care Equipment & Services	6,310	6,248	6,310
Nickerson NY, LLC, S+525, 1.0% Floor, 3/20/32	(d)(e)	Commercial & Professional Services	7,335	7,164	7,225
Nickerson NY, LLC, S+525, 1.0% Floor, 3/20/32	(d)(e)(f)	Commercial & Professional Services	5,474	5,474	5,412
Olibre Borrower, LLC, S+575, 1.0% Floor, 1/3/30	(d)(e)	Consumer Durables & Apparel	6,913	6,805	6,800
Orange Hibiscus, LLC, S+550, 3/6/31	(d)(e)	Health Care Equipment & Services	9,938	9,745	9,788
Orange Hibiscus, LLC, S+550, 3/6/31	(d)(e)(f)	Health Care Equipment & Services	2,812	2,812	2,770
Orange Hibiscus, LLC, S+550, 1.0% Floor, 3/6/31	(d)(e)(f)	Health Care Equipment & Services	2,250	2,250	2,216
Oregon Tool Lux LP, S+535, 0.5% Floor, 10/15/29	(d)	Financial Services	5,000	4,987	5,088
Padagis LLC, S+475, 0.5% Floor, 7/6/28	(d)(g)	Pharmaceuticals, Biotechnology & Life Sciences	2,389	2,235	2,204
Phoenix Rehabilitation and Health Services, Inc., S+600, 1.0% Floor, 9/29/30	(d)(e)	Health Care Equipment & Services	6,102	5,990	5,988
Phoenix Rehabilitation and Health Services, Inc., 14.0% PIK (14.0% Max PIK), 9/29/30	(d)(e)	Health Care Equipment & Services	1,636	1,576	1,692
Phoenix Rehabilitation and Health Services, Inc., S+600, 1.0% Floor, 9/29/30	(d)(e)(f)	Health Care Equipment & Services	2,352	2,352	2,308
Pretium PKG Holdings, Inc., S+525, 3/2/31	(d)(g)	Materials	3,459	3,459	3,455

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

 Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)	Insurance	$5,547	$5,432	$5,554
Project Granite Buyer, Inc., S+525, 1.0% Floor, 12/31/31	(d)(e)	Insurance	6,000	5,881	5,880
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)(f)	Insurance	518	518	519
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/30	(d)(e)(f)	Insurance	865	865	867
Ranpak BV, S+450, 12/19/31	(d)	Materials	1,927	1,908	1,923
Ranpak Corp., S+450, 12/19/31	(d)	Materials	3,011	2,981	3,004
RealTruck Group, Inc., S+500, 0.8% Floor, 1/31/28	(d)	Automobiles & Components	6,912	6,819	4,798
Recovery Solutions Parent, LLC, S+750, 0.0% PIK (8.5% Max PIK), 2.0% Floor, 1/28/30	(d)(e)(q)	Health Care Equipment & Services	9,477	9,595	9,477
Restoration Forest Products Group, LLC, S+1000 PIK (S+1000 Max PIK), 3.0% Floor, 5/5/28	(d)(e)	Materials	8,899	8,719	8,587
Revlon Intermediate Holdings IV, LLC, S+688, 1.0% Floor, 5/2/28	(d)	Household & Personal Products	6,895	6,895	6,803
S&S Holdings, LLC, S+500, 0.5% Floor, 3/11/28	(d)	Consumer Durables & Apparel	4,914	4,927	4,663
Shepherd Intermediate, LLC, S+725, 1.0% Floor, 7/10/30	(d)(e)	Commercial & Professional Services	5,176	5,089	5,241
Shepherd Intermediate, LLC, S+725, 1.0% Floor, 7/10/30	(d)(e)(f)	Commercial & Professional Services	2,083	2,083	2,110
Speedway Buyer, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)	Commercial & Professional Services	7,156	7,258	7,120
Speedway Buyer, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)(f)	Commercial & Professional Services	1,512	1,512	1,507
Speedway Buyer, Inc., S+525, 1/27/32	(d)(e)(f)	Commercial & Professional Services	196	196	195
Spinrite, Inc., S+750, 3.0% Floor, 12/5/30	(d)(e)	Consumer Durables & Apparel	17,474	17,094	17,321
Spinrite, Inc., S+750, 3.0% Floor, 12/5/30	(d)(e)(f)	Consumer Durables & Apparel	2,526	2,526	2,504
Stryten Energy Resources, LLC, S+550, 1.0% Floor, 12/18/29	(d)(e)	Capital Goods	6,781	6,672	6,680
SWF Holdings I Corp., S+450, 1.0% Floor, 12/19/29	(d)	Consumer Durables & Apparel	5,039	5,149	5,013
SWF Holdings I Corp., S+450, 1.0% Floor, 12/19/29	(d)(f)	Consumer Durables & Apparel	1,961	1,961	1,950
Technique, LLC, S+550, 1.0% Floor, 11/14/31	(d)(e)	Capital Goods	11,812	11,584	11,621
Technique, LLC, S+325, 1.0% Floor, 11/14/30	(d)(e)(f)	Capital Goods	3,158	3,158	3,126
Tikehau Sonic S.a r.l., E+500, 12/15/32	(d)(e)	Capital Goods	€6,519	8,089	7,480
Tikehau Sonic S.a r.l., E+500, 12/15/32	(d)(e)(f)	Capital Goods	856	856	979
Tikehau Sonic S.a r.l., E+450, 6/15/32	(d)(e)(f)	Capital Goods	856	856	979
Tikehau Sonic S.a r.l., S+500, 12/15/32	(d)(e)	Capital Goods	7,919	7,840	7,840
Titan Purchaser, Inc., S+600, 1.0% Floor, 3/1/30	(d)	Materials	$6,465	6,538	6,513
Trimlight, Inc., S+600, 1.5% Floor, 5/6/30	(d)(e)	Consumer Discretionary Distribution & Retail	5,851	5,725	5,763
Trimlight, Inc., S+600, 1.5% Floor, 5/6/30	(d)(e)(f)	Consumer Discretionary Distribution & Retail	737	737	726
TruGreen, LP, S+400, 0.8% Floor, 11/2/27	(d)	Commercial & Professional Services	6,982	6,864	6,667
Veritiv Operating Co., S+400, 11/30/30	(d)	Capital Goods	4,950	4,841	4,822
Vibrantz Technologies, Inc., S+625, 0.5% Floor, 4/30/30	(d)(g)	Materials	3,000	3,000	2,997
Voyager Parent, LLC, S+425, 7/1/32	(d)	Consumer Services	3,980	3,980	3,958
WH Borrower, LLC, S+450, 0.5% Floor, 2/20/32	(d)	Media & Entertainment	4,953	4,963	4,962
Wilsonart, LLC, S+425, 8/5/31	(d)	Capital Goods	4,907	4,927	4,288
Wok Holdings, Inc., S+625, 9/3/29	(d)	Consumer Services	4,921	4,763	3,547
Total Senior Secured Loans—First Lien				638,389	631,137
Unfunded Loan Commitments				(70,213)	(70,213)
Net Senior Secured Loans—First Lien				568,176	560,924

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

 Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—Second Lien—0.7%
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Materials	$5,148	$4,515	$4,820
Sterling Entertainment Enterprises, LLC, 17.8% PIK (17.8% Max PIK), 4/16/31	(e)(h)(i)	Media & Entertainment	897	819	—
Total Senior Secured Loans—Second Lien				5,334	4,820

Senior Secured Bonds—0.6%
Guitar Center, Inc., PIK, 8.5%, 3.5% PIK (3.5% Max PIK), 1/15/29	(p)	Retail	5,000	4,101	4,025
Total Senior Secured Bonds				4,101	4,025

Unsecured Debt—0.0%
Solocal Group SA, 0.0%, 4/24/26	(e)(h)(j)	Media & Entertainment	€10	—	—
Total Unsecured Debt				—	—

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)

Common Equity—0.1%
Harrel-Fish, LLC	(e)(h)(k)	Capital Goods	13,214	13	17
MASSiv Brands, LLC	(e)(k)	Consumer Durables & Apparel	83,318	20	444
Total Common Equity				33	461
TOTAL INVESTMENTS—83.4%				$577,644	570,230
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND FOREIGN CURRENCY—22.6%(o)					154,784
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.0%)(l)					(40,893)
NET ASSETS—100.0%					$684,121

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	5/15/26	USD	7,788	EUR	6,700	$28	$—
State Street Bank and Trust Company	4/13/26	USD	8,344	GBP	6,100	271	—
Total Forward Foreign Currency Exchange Contracts						$299	$—

Total Return Swaps

	Received by the Fund(m)		Paid by the Fund(m)
Counterparty	Underlying Reference	Payment Frequency	Interest rate(d)	Payment Frequency	Maturity	Type	Number of Shares	Notional	Unrealized Appreciation	Unrealized Depreciation
Nomura Global Financial Products, Inc.	FS Specialty Lending Fund Common Shares	Monthly	OBFR+150	Monthly	11/13/28	Equity	913,956	11,270	$163	$—
BNP Paribas	American Auto Auction Group, LLC	Monthly	S+125	Monthly	9/20/26	Loan	7,920,000	7,785	71	—
BNP Paribas	CPM Holdings, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	6,911,616	6,863	46	—
BNP Paribas	KDC/ONE Development Corporation, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	5,985,000	5,820	106	—

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands, except share amounts)

	Received by the Fund(m)		Paid by the Fund(m)
Counterparty	Underlying Reference	Payment Frequency	Interest rate(d)	Payment Frequency	Maturity	Type	Number of Shares	Notional	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	BCPE North Star US Holdco 2, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	6,909,616	6,892	$—	$(16)
BNP Paribas	Delivery Hero Finco, LLC	Monthly	S+125	Monthly	9/20/26	Loan	1,994,911	1,995	—	(40)
BNP Paribas	Gloves Buyer, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	6,982,500	6,952	—	(1)
BNP Paribas	Level 3 Financing, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	2,000,000	2,008	—	(10)
BNP Paribas	S&S Holdings, LLC	Monthly	S+125	Monthly	9/20/26	Loan	1,994,751	1,994	—	(111)
BNP Paribas	Weber-Stephen Products LLC	Monthly	S+125	Monthly	9/20/26	Loan	3,333,333	3,333	—	(82)
BNP Paribas	LSCS Holdings, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	1,994,962	1,945	—	(80)
BNP Paribas	IXS Holdings, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	1,994,975	1,990	—	(3)
BNP Paribas	M2S Group Intermediate Holdings, Inc.	Monthly	S+125	Monthly	9/20/26	Loan	2,000,000	1,984	—	(36)
BNP Paribas	Magnera Corp.	Monthly	S+125	Monthly	9/20/26	Loan	3,597,834	3,585	—	(143)
BNP Paribas	Veritiv Operating Co.	Monthly	S+125	Monthly	9/20/26	Loan	1,994,937	1,985	—	(50)
BNP Paribas	WH Borrower, LLC	Monthly	S+125	Monthly	9/20/26	Loan	1,994,975	2,005	—	(12)
BNP Paribas	Wilsonart, LLC	Monthly	S+125	Monthly	9/20/26	Loan	1,994,937	1,940	—	(209)
Total									$386	$(793)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by FS Credit Income Fund's (the "Fund") investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor'”), which has been designated by the Fund’s board of trustees as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2026, the three-month Sterling Overnight Index Average (“SONIA” or “SA”) was 3.85%, the one-month and three-month Secured Overnight Financing Rate (“SOFR” or “S”) was 3.66% and 3.68%, respectively, the three-month Euro Inter Bank Offered Rate (“EURIBOR” or “E”) was 2.08%, and the Overnight Bank Funding Rate (“OBFR”) was 3.64%. SOFR-based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(f)	Security is an unfunded commitment.

(g)	Position or portion thereof unsettled as of March 31, 2026.

(h)	Security is non-income producing.

(i)	Security was on non-accrual status as of March 31, 2026.

(j)	The security has a perpetual maturity; the date displayed is the next call date.

(k)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.

(l)	Includes the effect of forward foreign currency exchange contracts and total return swaps.

(m)	The fund receives the total return on the reference asset underlying the total return swap. The fund pays a variable rate of interest, based on a specified benchmark.

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands, except share amounts)

(n)	All or a portion of this security was transferred through a participation arrangement. As the transaction did not qualify as a “true sale” in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the Fund recorded a corresponding $36,995 secured borrowing, at fair value. As of March 31, 2026, the effective interest rate for the secured borrowing was 6.90%.

(o)	Includes $14,945 of a cash equivalent held in U.S. Treasury Bills with a yield of 3.63% as of March 31, 2026. The U.S. Treasury Bills were purchased for $14,946 on March 31, 2026 and mature on May 7, 2026. The U.S. Treasury Bills were issued with a zero coupon and a face value of $15,000. Income is recognized through the accretion of discount.

(p)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by FS Credit Income Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(q)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2026, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2026:

Portfolio Company	Fair Value at December 31, 2025	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2026	Interest Income(3)
Senior Secured Loans—First Lien
New WPCC Parent, LLC	$—	$6,931	$(690)	$7	$62	$6,310	$49
Recovery Solutions Parent, LLC	—	9,618	(23)	—	(118)	9,477	37
Total	$—	$16,549	$(713)	$7	$(56)	$15,787	$86

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.

(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.

(3)	Interest income is presented for the three months ended March 31, 2026.

GBP	- British Pound

EUR	- Euro

USD	- U.S. Dollar

£	- British Pound

€	- Euro

See notes to unaudited consolidated schedule of investments.

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of March 31, 2026

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2025.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of March 31, 2026, the Fund held investments in two portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnote (q) to the unaudited consolidated schedule of investments as of March 31, 2026 included herein.

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2026, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$166,104	$394,820	$560,924
Senior Secured Loans—Second Lien	—	4,820	—	4,820
Senior Secured Bonds	—	4,025	—	4,025
Unsecured Debt	—	—	—	—
Common Equity	—	—	461	461
Total Investments	$—	$174,949	$395,281	$570,230

As of March 31, 2026, the Fund had a cash equivalent invested in U.S. Treasury Bills, forward foreign currency exchange contracts, and total return swaps with a net fair value of $14,945, $299 and $(407), respectively, all of which are categorized as Level 2 in the fair value hierarchy.

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026

(in thousands)

The following is a reconciliation for the three months ended March 31, 2026 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Debt	Common Equity	Total
Fair value at beginning of period	$354,830	$152	$—	$283	$355,265
Accretion of discount (amortization of premium)	189	—	—	—	189
Realized gain (loss)	475	—	—	—	475
Net change in unrealized appreciation (depreciation)	(777)	(103)	—	178	(702)
Purchases	77,681	—	—	—	77,681
Paid-in-kind interest	758	—	—	—	758
Sales	(38,336)	(49)	—	—	(38,385)
Transfers into Level 3(1)	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—
Fair value at end of period	$394,820	$—	$—	$461	$395,281
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(515)	$(103)	$—	$178	$(440)

(1)	Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.